STOCKHOLDERS’ EQUITY AND MEZZANINE EQUITY (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Equity [Abstract]
SCHEDULE OF SERIES B PREFERRED STOCK

The following table illustrates the activity of the Series B Preferred Stock during the nine months ended September 30, 2024:

Balance as of December 31, 2023	$-

Balance of March 31, 2024	-

Issuance of 422,200 Series B Preferred Stock due to Offering	1,568,895
Accretion of Series B issuances	3,955,916

Issuance of 100,592 Series B Preferred Stock	1,307,696
Accretion of Series B issuances	1,378

Issuance of 5,000 Series B Preferred Stock	15,000
Series B Preferred Stock conversion of liability	50,000
Accretion of Series B issuances	1,082

Balance as of June 30, 2024	$6,899,967

Issuance of 50,453 Series B Preferred Stock	655,889
Accretion of Series B issuances	12,440

Accretion of 422,200 Series B Preferred Stock due to Offering	106,418

Accretion of 5,000 Series B issuances	1,260

Accretion of 100,592 Series B issuances	25,355

Balance as of September 30, 2024	$7,701,329

SCHEDULE OF CHANGES IN COMMON STOCK WARRANTS

			Weighted		Weighted
	Warrants Outstanding		Average		Average
	Number	Exercise	Remaining	Aggregate	Exercise
	Of	Price	Contractual	Intrinsic	Price
	Shares	Per Share	Life	Value	Per Share

Balance at December 31, 2023	2,608,734	$0.008 – 16.00	4.81	$1,624,905	$0.44

Warrants granted	63,460,454	$0.06	4.68	$13,851,695	$0.06
Warrants exercised	-	$-	-	$-	$-
Warrants expired/cancelled	(98,803)	$0.008 – 16.00	-	$-	$-

Balance at September 30, 2024	65,970,385	$0.06 – 16.00	4.66	$13,851,695	$0.06

Exercisable at September 30, 2024	65,970,385	$0.06 – 16.00	4.66	$13,851,695	$0.06

Balance at December 31, 2022	-	$-	-	$-	$-
Warrants acquired concurrent with the Titan Merger	108,734	$0.008 – 16.00	0.62	$35,702	$9.29
Warrants granted	-	$-	-	$-	$-
Warrants exercised/ exchanged	-	$-	-	$-	$-
Warrants expired/cancelled	-	$-	-	$-	$-

Balance at September 30, 2023	108,734	$0.008 – 16.00	0.62	$35,702	$9.29

Exercisable at September 30, 2023	106,907	$0.008 – 16.00	0.63	$33,891	$9.45

			Weighted		Weighted
	Warrants Outstanding		Average		Average
	Number	Exercise	Remaining	Aggregate	Exercise
	Of	Price	Contractual	Intrinsic	Price
	Shares	Per Share	Life	Value	Per Share

Balance at December 31, 2022	-	$-	-	$-	$-

Warrants acquired concurrent with the Titan Merger	108,734	$0.008 – 16.00	0.37	$24,905	$9.29
Warrants granted	2,500,000	$0.06	5.00	$1,600,000	$0.06
Warrants exercised	-	$-	-	$-	$-
Warrants expired/cancelled	-	$-	-	$-	$-

Balance at December 31, 2023	2,608,734	$0.008 – 16.00	4.81	$1,624,905	$0.44

Exercisable at December 31, 2023	2,606,907	$0.008 – 16.00	4.81	$1,623,641	$0.45

Balance at December 31, 2021	-	$-	-	$-	$-
Warrants granted	-	$-	-	$-	$-
Warrants exercised/exchanged	-	$-	-	$-	$-
Warrants expired/cancelled	-	$-	-	$-	$-

Balance at December 31, 2022	-	$-	-	$-	$-

Exercisable at December 31, 2022	-	$-	-	$-	$-